Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash	$ 36,230,343	$ 9,434,495
Short-term investments	30,000,000	30,000,000
Interest receivable	575,499	307,579
Sales tax and other receivables	94,497	90,966
Income tax and tax credits receivable	977,901	139,223
Prepaid expenses	3,798,882	652,158
Total current assets	71,677,122	40,624,421
Non-current assets
Long-term investments	75,000,000
Property and equipment	33,084	38,163
Intangible assets	1,715,192	894,584
Total non-current assets	76,748,276	932,747
Total assets	148,425,398	41,557,168
Current liabilities
Accounts payable and accrued liabilities	6,718,666	4,521,537
Income taxes payable		2,176
Total current liabilities	6,718,666	4,523,713
Non-current liabilities
Preferred shares		67,880,952
Embedded derivatives		117,824,611
Total non-current liabilities		185,705,563
Total liabilities	6,718,666	190,229,276
Equity
Common shares	230,659,692	272,391
Contributed surplus	2,659,348	498,471
Deficit	(91,612,308)	(149,442,970)
Total equity	141,706,732	(148,672,108)
Commitments and contingencies
Subsequent events
Total equity and liabilities	$ 148,425,398	$ 41,557,168